4. SIGNIFICANT ACCOUNTING POLICIES: i) Intangible assets: Schedule of Amortization (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Amortization
Retail license	5 years	Straight-line
Product license	5.5 years	Straight-line